Convertible Notes Payable (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Convertible Notes Payable Details 1
Interest on convertible notes	$ 43,159	$ 12,194	$ 21,172	$ 721
Interest on related party loans	1,800		1,170
Amortization of beneficial conversion feature	537,486	74,988	118,918	4,882
Amortization of OID	34,144	11,243	14,384	989
Amortization of loan origination costs	73,735	7,688	10,272	527
Amortization of warrants		32,973	32,973	5,008
Total interest expense	$ 690,324	$ 139,086	$ 198,889	$ 41,582